Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE

17. EARNINGS PER SHARE

 For the years ended December 31, 2025 and 2024, the Company has determined that the 13,000,000 ordinary shares held in escrow account as earnout shares are participating securities as the earnout shares participate in undistributed earnings on an as-if-converted basis. The holders of the earnout shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Company uses the two-class method of computing net income per share, for ordinary shares and earnout shares according to the participation rights in undistributed earnings.

For the years ended December 31, 2025 and 2024, the Company applied treasury method in computing dilutive earnings per share for unvested restricted shares and warrants.

For the years ended December 31, 2025 and 2024, the outstanding warrants, including Public Warrants, Private Warrants and Other Warrants and AMI Warrants, were excluded from the calculation of diluted net earnings per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

The Company had 13,000,000 unvested earnout shares as of and for the years ended December 31, 2024 and for the period from January 1, 2025 through May 14, 2025. The unvested earnout shares contain a non-forfeitable right to dividends and hence are considered as participating securities. The two-class method was applied to compute basic earnings per share attributable to ordinary shareholders.

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2025, 2024 and 2023:

	For the Years Ended December 31,
	2025	2024	2023
Net income attributable to TOYO Co., Ltd.’s shareholders	$39,659,898	$40,614,170	$9,889,155
Less: Net income attributable to holders of earnout shares	5,427,851	7,086,765	—
Net income attributable to TOYO Co., Ltd.’s ordinary shareholders	$34,232,047	33,527,405	$9,889,155

Weighted average number of ordinary share outstanding – basic and diluted	30,099,569	30,751,424	41,000,000
Earnings per share – basic and diluted	$1.14	$1.09	$0.24

Weighted average number of ordinary share outstanding – diluted	30,333,876	30,751,424	41,000,000
Earnings per share – diluted	$1.13	$1.09	$0.24

Pursuant to ASC 260, Earnings Per Share, the Company has retroactively restated all shares and per share data for all periods presented. For the years ended December 31, 2025 and 2024, For the year ended December 31, 2025 and 2024, the outstanding warrants, including Public Warrants, Private Warrants, Other Warrants and AMI Warrants, were excluded from the calculation of diluted net earnings per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed. The weighted-average number of potentially anti-dilutive shares excluded from calculation of dilutive earnings per share are as follows:

	For the Year Ended December 31,
	2025	2024
Public Warrants	4,600,000	4,600,000
Private Warrants	212,240	212,240
Other Warrants	157,767	157,767
AMI Warrants	42,192	—
Total	5,012,199	4,970,007